Supplemental Oil, Natural Gas and NGL Reserve Information (Unaudited) (Details)	12 Months Ended
	Dec. 31, 2015 MBoe $ / Mcf $ / MMBTU $ / bbl MMcf MBbls	Dec. 31, 2014 MBoe $ / Mcf $ / MMBTU $ / bbl MMcf MBbls	Dec. 31, 2013 MMcf MBbls
Proved developed and undeveloped reserves
Revision of previous estimates (in MBOE) | MBoe	(1,150.1)	1,037.9
Extensions, discoveries and other additions (in MBOE) | MBoe	49,058.9	51,918.2
Purchased reserves (in MBOE) | MBoe	30,097.1	40,862.5
Crude Oil
Proved developed and undeveloped reserves
Proved Developed and Undeveloped Reserves, Net, Beginning Balance	45,164.9	123.9
Revisions of previous estimates	(2,961.0)	(300.3)
Purchase of reserves	11,831.7	17,968.1
Extensions, discoveries, and other additions	23,098.7	28,395.4
Sale of reserves	(1,688.5)
Production	(3,945.6)	(1,022.2)
Proved Developed and Undeveloped Reserves, Net, Ending Balance	71,500.3	45,164.9
Proved Developed Reserves, included above	14,248.6	9,755.6	123.9
Proved Undeveloped Reserves, included above	57,251.5	35,409.3
Unweighted arithmetic average first-day-of-the-month prices for the prior twelve months (per unit) | $ / bbl	50.28	94.99
Adjusted unweighted arithmetic average first-day-of-the-month prices for the prior twelve months (per unit) | $ / bbl	43.28	84.99
Natural Gas
Proved developed and undeveloped reserves
Proved Developed and Undeveloped Reserves, Net, Beginning Balance | MMcf	166,416.1	673.0
Revisions of previous estimates | MMcf	(2,825.8)	3,493.9
Purchase of reserves | MMcf	64,392.7	82,051.7
Extensions, discoveries, and other additions | MMcf	85,781.0	82,861.5
Sale of reserves | MMcf	(10,357.1)
Production | MMcf	(10,823.0)	(2,664.0)
Proved Developed and Undeveloped Reserves, Net, Ending Balance | MMcf	292,583.9	166,416.1
Proved Developed Reserves, included above | MMcf	53,011.7	35,580.1	673.0
Proved Undeveloped Reserves, included above | MMcf	239,572.2	130,836.0
Unweighted arithmetic average first-day-of-the-month prices for the prior twelve months (per unit) | $ / MMBTU	2.58	4.35
Adjusted unweighted arithmetic average first-day-of-the-month prices for the prior twelve months (per unit) | $ / Mcf	2.11	3.97
NGL
Proved developed and undeveloped reserves
Proved Developed and Undeveloped Reserves, Net, Beginning Balance	19,451.0	88.8
Revisions of previous estimates	2,281.9	755.9
Purchase of reserves	7,533.3	9,219.1
Extensions, discoveries, and other additions	11,663.4	9,712.5
Sale of reserves	(1,212.1)
Production	(1,334.6)	(325.3)
Proved Developed and Undeveloped Reserves, Net, Ending Balance	38,382.9	19,451.0
Proved Developed Reserves, included above	7,058.3	4,158.8	88.8
Proved Undeveloped Reserves, included above	31,324.6	15,292.2
Unweighted arithmetic average first-day-of-the-month prices for the prior twelve months (per unit) | $ / bbl	50.28	94.99
Adjusted unweighted arithmetic average first-day-of-the-month prices for the prior twelve months (per unit) | $ / bbl	10.65	28.39